COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

(a) Capital commitments

As of December 31, 2025, commitments outstanding for the purchases of property, plant and equipment approximated $70.9 million, which will be due subsequent to receipt of the purchases.

(b) Repurchase of ordinary shares

On July 22, 2024, the Company announced a share repurchase program approved by the board of directors to repurchase up to $100 million worth of its own issued and outstanding ordinary shares or American depositary shares (“ADSs”) representing ordinary shares in open-market purchases, in negotiated transactions off the market, in block trades or through other legally permissible means in accordance with applicable United States securities laws from July 22, 2024 to June 30, 2025. During the year ended December 31, 2025, the Company has not yet repurchased any shares under this share repurchase program.

(c) Xinjiang Daqo’s litigation event

In April 2024, Xinjiang Daqo received a court summons relating to a contract dispute lawsuit filed against it by Xinjiang Xian’an New Materials Co., Ltd. and its affiliate, Xinjiang Dengbo New Energy Co., Ltd. The plaintiffs previously provided silicon core processing services to Xinjiang Daqo. The plaintiffs requested for termination of the business cooperation agreement with Xinjiang Daqo and for compensation from Xinjiang Daqo for their economic losses totaling RMB1,958.5 million (which was later reduced to RMB1,847.8 million), which consisted largely of alleged consequential damages of the plaintiffs.

In July 2024, the Company received the first instance court’s verdict, which affirmed termination of the business cooperation agreement and ordered Xinjiang Daqo to compensate the plaintiffs for their losses and attorney fees totaling RMB3.16 million, while rejecting the plaintiffs’ claims for consequential damages. The plaintiffs appealed to the second instance court. In March 2025, the Company received the second instance court’s verdict, which vacated the decision of the first instance and remanded the case for a new trial.

In April 2025, the Company received a court summons, in which the plaintiffs further reduced the requested amount of compensation from Xinjiang Daqo to RMB742.7 million. The Company received the first instance court’s verdict, which affirmed termination of the business cooperation agreement and ordered Xinjiang Daqo to compensate the plaintiffs for their losses and attorney fees totaling RMB3.30 million, while rejecting the plaintiffs’ claims for consequential damages.

In January 2026, the Company received a court summons, in which the plaintiffs further increased the requested amount of compensation from Xinjiang Daqo to RMB744.9 million. As of the date of this report, the case is under retrial. Based on the content of the case and the actual situation, the results cannot be reasonably estimated, and it is expected that it will not adversely affect the Group’s daily production and operations.